SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:	SHAREHOLDERS' EQUITY

a.	Dividends:

Dividends may be paid by the Company only out of the Israeli company's earnings and other surpluses in Israeli currency as defined in the Companies Law as of the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in New Israeli Shekels. No dividends were declared in the periods presented.

b.	Employee Stock Option Plan (2003):

The Employee Stock Option Plan (2003) ("the ESOP 2003") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In May 2004, December 2006 and October 2013, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 650,000, 700,000 and 1,100,000 Ordinary shares, respectively, pursuant to the ESOP 2003.

c.	Employee Stock Option Plan (2016):

The Employee Stock Option Plan (2016) ("the ESOP 2016") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In December 2016, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 2,193,396 Ordinary shares, respectively, pursuant to the ESOP 2016.

During the year ended December 31, 2016, the Company's Board of Directors approved the grant of 736,654 options and 563,655 RSUs to certain employees, officers and directors of the Company. The options were granted at an exercise price range between $1.66 to $2.55 per share. Such options and RSUs have vesting schedules of between 1 to 3 years.

During the year ended December 31, 2016, the Company's Board of Directors approved the grant of 20,000 options to an external consultant of the Company. The options were granted at an exercise price of $1.55 per share. Such options have vesting schedules of between 1 to 2 years.

As of December 31, 2016, an aggregate amount of 874,040 options are still available for future grant under of the above mentioned plan.

As of December 31, 2016, 2,343,760 options are outstanding.

d.	Repricing:

On August 3, 2016, the board of directors approved the repricing of all unvested options as of that date, to an exercise price of $ 2.11. The number of options and the vesting terms for the repriced options remained unchanged. The Company accounted for the effect of the amendment on its outstanding options as a modification under the provisions of ASC 718, and recorded an additional expense in the amount of $56 in 2016.

e.	The following is a summary of the Company's stock options granted to employees among the various plans:

	Year ended December 31, 2016
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,855,809	$3.48	7.72	$555
Granted	736,654	1.72
Exercised	(13,104)	1.30
Forfeited	(255,599)	3.83

Outstanding at the end of the year	2,323,760	$2.89	7.63	$-

Exercisable at the end of the year	1,326,596	$3.11	6.34	$-

Vested and expected to vest at end of year	2,252,771	$2.56	7.64	$-

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the last date of the exercise period. Total intrinsic value of options exercised for the year ended December 31, 2016 was $ 0. As of December 31, 2016, there was $ 1,627 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2003 and 2016 Stock Plans. This cost is expected to be recognized over a period of approximately 2.75 years.

The weighted average grant date fair values of options granted during 2015 and 2016 were $ 1.67 and $ 0.93, respectively.

The following is a summary of the Company's stock options granted to non-employees plan:

	Year ended December 31, 2016
Issuance Date	Options of shares of common stock	Exercise price per share	Option exercisable	Exercisable through
	(number)		(number)
May 2016	20,000	1.55	-	-

The options outstanding as of December 31, 2016, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2016	life (years)	price	2016	exercisable

$1.30	52,653	2.45	1.30	52,653	1.30
$1.55 - $ 2.25	1,597,005	7.92	1.94	621,502	2.16
$3.30 - $ 6.04	694,102	7.35	4.12	652,441	4.17

	2,343,760	7.63	2.88	1,326,596	3.11

f.	Restricted Stock Units ("RSUs")

During 2016, the Company updated their Stock Option Plan to include RSUs.

On December 23, 2016, the shareholders of the Company approved the grant of 563,654 RSUs.  One third will be exercisable on August 23, 2017, the remaining two thirds will be exercisable over a period of 24 months- 1/36 portion every month, starting September 23, 2017.

As of December 31, 2016, 563,654 RSUs were outstanding with an aggregate amount of 194,048 RSUs still available for future grants under of the above mentioned plan.

The following is a summary of the Company's RSUs granted:

	Number of Shares Underlying Outstanding Restricted Stock Units	Weighted- Average Grant Date Fair Value
Outstanding as of January 1, 2016	-	-
Granted	563,654	1.22
Vested	-	-
Forfeited	-	-
Unvested as of December 31, 2016	563,654	$1.22

h.	Warrants:

As part of a private placement transaction in 2011, the Company granted its Investors and its agents, for no additional consideration, warrants to purchase 441,750 of the Company's Ordinary shares of NIS 0.04 par value each. The warrants are exercisable on or after six months from June 13, 2011 for a period of five years thereafter, at an exercise price of $ 2.20 per share.

On June 2016, the remaining warrants have been expired, and there are no warrants outstanding for future exercise.

i.	In February 2014, the Company issued 3,162,500 Ordinary shares in conjunction to its public offering (for more details see Note 1c)

j.	On July 16, 2014, the company issued 2,353,310 Ordinary shares in conjunction of the acquisition of eGistics (for more details see Note 1d).

k.
During the years ended December 31, 2014, 2015 and 2016, the Company recognized share-based compensation expense related to employee and consultant, in the amount of $ 670, $808 and $ 1,120, respectively, as follows:

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$162	$150	$211
Research and development, net	71	90	127
Selling and marketing	183	198	243
General and administrative	254	370	539

Total share-based compensation expense	$670	$808	$1,120